Statements of Condensed Consolidated Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock ($0.01 par)	Additional Paid-In Capital	Accumulated (Deficit) Earnings
Balance at Dec. 31, 2010	$ 36,563	$ 392	$ 45,223	$ (9,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	7,900	14	7,886
Issuance of warrants	3,294	0	3,294
Consolidated net loss	(936)	0		(936)
Balance at Dec. 31, 2011	46,821	406	59,403	(9,988)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	100,182	192	99,990
Return of capital	(800)	(1)	(799)
Conversion of related-party notes payable	11,332	25	11,307
Consolidated net loss	(19,344)	0		(19,344)
Balance at Dec. 31, 2012	138,191	622	166,901	(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	64	0	64	0
Consolidated net loss	(6,775)	0	0	(6,775)
Balance at Mar. 31, 2013	131,480	622	166,965	(36,107)
Balance at Dec. 31, 2012	138,191	622	166,901	(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	196,232	258	195,974
Consolidated net loss	(35,776)	0		(35,776)
Balance at Dec. 31, 2013	298,647	880	362,875	(65,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock sold in initial public offering, net of offering costs	593,420	300	593,120	0
Shares of common stock issued in purchase of Marcellus joint venture	222,000	95	221,905	0
Conversion of restricted units into shares of common stock at IPO	36,306	0	36,304	0
Conversion of convertible debentures into shares of common stock after IPO	6,605	6	6,599	0
Conversion of warrants into shares of common stock after IPO	40	1	39	0
Incentive unit compensation	73,802	0	73,802	0
Restricted stock compensation	91	0	91	0
Tax impact of initial public offering and corporate reorganization	(164,504)	0	(164,504)	0
Consolidated net loss	129,454	0	0	129,454
Balance at Mar. 31, 2014	$ 1,195,861	$ 1,282	$ 1,130,233	$ 64,346